Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Basic and diluted	$ (0.52)	$ (0.51)
Basic and diluted	31,664,660	25,053,522